Forensic Accounting ETF

EXCHANGE TRADED CONCEPTS TRUST

Forensic Accounting ETF
(the “Fund”)

Supplement dated August 9, 2013, to the currently effective
Prospectus and SAI

The Fund invests at least 80% of its total assets in the securities of the Del Vecchio Earnings Quality Index (the “Index”).  On August 5, 2013, Solactive AG (formerly, Structured Solutions AG), the calculator of the Index, announced that the Index will be reconstituted on a calendar quarter basis instead of monthly, effective immediately.  As a result of these changes to the Index methodology, the Prospectus and SAI are revised, effective immediately, as described below:

•	All references to the monthly reconstitution of the Index and its component securities are hereby changed to quarterly. Quarterly reconstitutions will take place in March, June, September and December of each year.

•	Company grades assigned to Index constituents based on earnings quality analysis will be generated and re-evaluated on a quarterly, rather than a monthly, basis, in connection with Index reconstitution.

More information about the Index can be found on Solactive’s website at  www.solactive.com/en.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Aug 9, 2013
Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
CIK	dei_EntityCentralIndexKey	0001452937
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Aug 9, 2013
Effective Date	dei_DocumentEffectiveDate	Aug 9, 2013
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Forensic Accounting ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	etcflag_SupplementTextBlock

EXCHANGE TRADED CONCEPTS TRUST

Forensic Accounting ETF
(the “Fund”)

Supplement dated August 9, 2013, to the currently effective
Prospectus and SAI

The Fund invests at least 80% of its total assets in the securities of the Del Vecchio Earnings Quality Index (the “Index”).  On August 5, 2013, Solactive AG (formerly, Structured Solutions AG), the calculator of the Index, announced that the Index will be reconstituted on a calendar quarter basis instead of monthly, effective immediately.  As a result of these changes to the Index methodology, the Prospectus and SAI are revised, effective immediately, as described below:

•	All references to the monthly reconstitution of the Index and its component securities are hereby changed to quarterly. Quarterly reconstitutions will take place in March, June, September and December of each year.

•	Company grades assigned to Index constituents based on earnings quality analysis will be generated and re-evaluated on a quarterly, rather than a monthly, basis, in connection with Index reconstitution.

More information about the Index can be found on Solactive’s website at  www.solactive.com/en.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.